Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
(In thousands)	2021	2020

Allowance for credit losses, January 1	$15,822	$13,136
Bad debt expense	6,155	11,624
Write-offs to accounts receivable	(8,163)	(9,446)
Recoveries to accounts receivable	13	169
Adjustment to opening retained earnings	-	53
Other	157	286
Allowance for credit losses, December 31	$13,984	$15,822